CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance, beginning of year at Jan. 31, 2022	$ 536,297	$ 473,303	$ (12,393)	$ 2,612
Stock-based compensation expense (Note 17)		13,667
Stock options and share units exercised	2,151	(419)
Other comprehensive income (loss), net of income taxes			(18,063)
Net income				102,236	$ 102,236
Balance, end of year at Jan. 31, 2023	538,448	486,551	(30,456)	104,848	1,099,391
Stock-based compensation expense (Note 17)		16,480
Stock options and share units exercised	12,716	(8,330)
Other comprehensive income (loss), net of income taxes			1,870
Net income				115,907	115,907
Balance, end of year at Jan. 31, 2024	551,164	494,701	(28,586)	220,755	1,238,034
Stock-based compensation expense (Note 17)		19,962
Stock options and share units exercised	17,175	(11,530)
Other comprehensive income (loss), net of income taxes			(21,911)
Net income				143,273	143,273
Balance, end of year at Jan. 31, 2025	$ 568,339	$ 503,133	$ (50,497)	$ 364,028	$ 1,385,003